Shareholder Fees	Apr. 30, 2026 USD ($)
Teucrium Agricultural Strategy No K-1 ETF | Teucrium Agricultural Strategy No K-1 ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Teucrium No K-1 Corn ETF | Teucrium No K-1 Corn ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Teucrium 2xDaily Corn ETF | Teucrium 2x Daily Corn ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Teucrium No K-1 Wheat ETF | Teucrium No K-1 Wheat ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Teucrium 2x Daily Wheat ETF | Teucrium 2x Daily Wheat ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Teucrium No K-1 Sugar ETF | Teucrium No K-1 Sugar ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Teucrium 2x Daily Sugar ETF | Teucrium 2x Daily Sugar ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Teucrium No K-1 Soybean ETF | Teucrium No K-1 Soybean ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Teucrium 2x Daily Soybean ETF | Teucrium 2x Daily Soybean ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Yields for You Strategy A ETF | Yields for You Strategy A ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Yields for You Strategy B ETF | Yields for You Strategy B ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Relative Strength Managed Volatility Strategy ETF | Relative Strength Managed Volatility Strategy ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Iceland ETF | Iceland ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Teucrium 2x Long Daily XRP ETF | Teucrium 2x Long Daily XRP ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
GlacierShares Arctic Circle ETF | GlacierShares Arctic Circle ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
AlphaDroid Broad Markets Momentum ETF | AlphaDroid Broad Markets Momentum ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
AlphaDroid Defensive Sector Rotation ETF | AlphaDroid Defensive Sector Rotation ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0